Inventories	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Inventories
8.	Inventories

Inventories as at December 31, 2017 and 2018, are as follows:

	December 31, 2017						December 31, 2018
(In millions of Korean won)	Acquisition cost		Valuation allowance		Book amount		Acquisition cost		Valuation allowance		Book amount
Merchandise	￦	504,321	￦	(58,293)	￦	446,028	￦	794,020	￦	(113,581)	￦	680,439
Others		195,999		—		195,999		394,195		—		394,195

Total	￦	700,320	￦	(58,293)	￦	642,027	￦	1,188,215	￦	(113,581)	￦	1,074,634

Cost of inventories recognized as expenses for year ended December 31, 2018, amounts to ￦3,926,199 million (2016: ￦3,589,809 million, 2017: ￦3,855,089 million) and valuation loss on inventory recognized amounts to ￦55,288 million for year ended December 31, 2018 (2016: reversal of valuation allowance of ￦20,223 million, 2017: valuation loss on inventory amounts to ￦11,165 million,).